(12) Commitments (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Chief Executive Officer	Dec. 31, 2012 Chief Executive Officer	Dec. 31, 2011 Chief Financial Officer	Dec. 31, 2012 Chief Financial Officer
Operating Leases, Rent Expense	$ 229,381	$ 163,534
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	226,663
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	232,602
Operating Leases, Future Minimum Payments, Due in Rolling Year Three	178,059
Operating Leases, Future Minimum Payments Due	637,324
Salaries, Wages and Officers' Compensation			261,250	269,087	212,658	219,037
Officer Performance Bonus			$ 100,000	$ 110,000	$ 60,000	$ 70,000
Options, Grants in Period	620,500	671,500	100,000		60,000
Employment Agreement Term Years				2		2